Certain Financial Statement Caption Information - Summary of Property and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 3,288	$ 7,304
Less: accumulated depreciation	(1,599)	(3,331)
Property and equipment, net	1,689	3,973
Laboratory Equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross	2,184	4,445
Computers, Software and Office Equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross	252	322
Furniture and Fixtures
Property Plant And Equipment [Line Items]
Property and equipment, gross	216	610
Leasehold Improvements
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 636	$ 1,927